Joint ventures (Details) - Schedule of Lifezone’s Joint Ventures	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Kelltech Limited [Member]
Schedule of Lifezone’s Joint Ventures [Line Items]
Country of incorporation	Mauritius
Principal place of business	Mauritius
Percentage of Ownership (%)	50.00%	50.00%
Kelltechnology South Africa (RF) Proprietary Ltd [Member]
Schedule of Lifezone’s Joint Ventures [Line Items]
Country of incorporation	South Africa
Principal place of business	South Africa
Percentage of Ownership (%)	33.00%	33.00%
Kellplant Proprietary Ltd [Member]
Schedule of Lifezone’s Joint Ventures [Line Items]
Country of incorporation	South Africa
Principal place of business	South Africa
Percentage of Ownership (%)	33.00%	33.00%